Remeasurement items affecting operating profit (Details) R in Millions		12 Months Ended
	Jun. 30, 2022 ZAR (R) R / $ $ / bbl	Jun. 30, 2022 ZAR (R) R / $ $ / bbl	Jun. 30, 2021 ZAR (R)	Jun. 30, 2020 ZAR (R)	Dec. 31, 2021 ZAR (R)
Remeasurement items
(Profit)/loss on disposals		R (8,460)	R (5,520)	R (715)
Impairment loss (reversal of impairment loss)			R 28,732	112,736
Targeted reduction of greenhouse gas (GHG) emission by 2030	30.00%
Chemical Work Up & Heavy Alcohols value chain | Chemicals Africa
Remeasurement items
Impairment loss (reversal of impairment loss)		R (1,400)		1,668
Recoverable amount of the CGU					R 39,500
Weighted average cost of capital			14.03%		13.90%
Secunda liquid fuels refinery | Fuels
Remeasurement items
Impairment loss (reversal of impairment loss)			R 24,456	3,834
Decrease in price of Brent crude oil to eliminate headroom | $ / bbl	(3.70)	(3.70)
Increase in exchange rate | R / $	1	1
Decrease in recoverable amount of CGU due to change in exchange rate	R (18,100)	R (18,100)
Property plant and equipment scrapped
Remeasurement items
(Profit)/loss on disposals		3,366	R 269	R 796
Property plant and equipment scrapped | Assets transferred between Sasol and LIP JV
Remeasurement items
(Profit)/loss on disposals		2,500
Property plant and equipment scrapped | Obsolete and surplus material related to LCCP project
Remeasurement items
(Profit)/loss on disposals		R 398